Schedule of Investments (unaudited) July 31, 2020	BlackRock International Impact Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.4%

Argentina — 4.0%
MercadoLibre, Inc.(a)	210	$236,170

Australia — 3.5%
SEEK Ltd.	13,380	205,792

Brazil — 7.1%
MRV Engenharia e Participacoes SA	28,725	105,395
Pagseguro Digital Ltd., Class A(a)	3,945	150,817
YDUQS Participacoes SA	24,735	159,983

		416,195

Canada — 10.4%
Brookfield Renewable Partners LP	4,815	206,986
Jamieson Wellness, Inc.	5,660	162,940
TransAlta Renewables, Inc.	21,045	245,102

		615,028

China — 12.3%
360 Finance, Inc., ADR(a)	7,610	105,474
China Feihe Ltd.(b)	84,000	161,672
LONGi Green Energy Technology Co. Ltd., Class A	11,400	92,966
New Oriental Education & Technology Group, Inc., ADR(a)	1,590	222,918
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	22,701	142,791

		725,821

Colombia — 3.1%
Millicom International Cellular SA, SDR	6,024	181,319

Denmark — 5.2%
Atlantic Sapphire ASA(a)	7,244	92,756
Vestas Wind Systems A/S	1,666	213,556

		306,312

France — 6.4%
Nexity SA	5,757	196,065
Veolia Environnement SA	7,845	179,710

		375,775

Germany — 2.7%
LEG Immobilien AG	1,162	162,025

Indonesia — 4.8%
Bank Rakyat Indonesia Persero Tbk. PT	1,306,600	283,814

Israel — 2.2%
Teva Pharmaceutical Industries Ltd., ADR(a)	11,450	132,133

Security	Shares	Value

Japan — 5.8%
Eisai Co. Ltd.	1,600	$129,130
Katitas Co. Ltd.	9,200	210,465

		339,595

Kenya — 5.2%
Safaricom plc	1,186,726	308,940

Netherlands — 9.1%
Koninklijke DSM NV	1,665	254,854
Koninklijke Philips NV	5,415	279,798

		534,652

Norway — 1.1%
TOMRA Systems ASA	1,535	63,200

South Korea — 3.1%
Samsung SDI Co. Ltd.	550	184,130

Spain — 2.4%
Acciona SA	1,300	144,319

Switzerland — 1.9%
Landis+Gyr Group AG(a)	1,840	112,378

United Kingdom — 3.6%
Genus plc	4,700	209,749

United States — 5.5%(a)
Brookfield Renewable Corp.	1,203	53,888
Everbridge, Inc.	615	87,822
Laureate Education, Inc., Class A	14,598	185,103

		326,813

Total Common Stocks — 99.4% (Cost: $5,505,747)		5,864,160

Total Long-Term Investments — 99.4% (Cost: $5,505,747)		5,864,160

Short-Term Securities — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(c)*	63,117	63,117

Total Short-Term Securities — 1.1% (Cost: $63,117)		63,117

Total Investments — 100.5% (Cost: $5,568,864)		5,927,277

Liabilities in Excess of Other Assets — (0.5)%		(28,713)

Net Assets — 100.0%		$5,898,564

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 06/30/20	Shares Purchased	Shares Sold	Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	63,117	—	63,117	$63,117	$19	$—		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock International Impact Fund

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	78,784	IDR	1,144,424,206	Citibank NA	08/13/20	$ 1,016

USD	181,137	BRL	970,802	Goldman Sachs International	08/13/20	(4,890)

Glossary of Terms Used in this Report

Currency

BRL	Brazilian Real

IDR	Indonesian Rupiah

USD	United States Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts

SDR	Swedish Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Argentina	$236,170	$—	$—	$236,170
Australia	—	205,792	—	205,792
Brazil	416,195	—	—	416,195
Canada	615,028	—	—	615,028
China	328,392	397,429	—	725,821
Colombia	—	181,319	—	181,319
Denmark	—	306,312	—	306,312
France	—	375,775	—	375,775

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock International Impact Fund

	Level 1	Level 2	Level 3	Total
Germany	$—	$162,025	$—	$162,025
Indonesia	—	283,814	—	283,814
Israel	132,133	—	—	132,133
Japan	—	339,595	—	339,595
Kenya	—	308,940	—	308,940
Netherlands	—	534,652	—	534,652
Norway	—	63,200	—	63,200
South Korea	—	184,130	—	184,130
Spain	—	144,319	—	144,319
Switzerland	—	112,378	—	112,378
United Kingdom	—	209,749	—	209,749
United States	326,813	—	—	326,813
Short-Term Securities	63,117	—	—	63,117

	$2,117,848	$3,809,429	$—	$5,927,277

Derivative Financial Instruments(a)
Assets:
Foreign currency exchange contracts	$—	$1,016	$—	$1,016
Liabilities:
Foreign currency exchange contracts	—	(4,890)	—	(4,890)

	$—	$(3,874)	$—	$(3,874)

The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.
(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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